Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000087808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – CenterSquare Real Estate Fund Class 1 ($17,402)
C000087809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – CenterSquare Real Estate Fund Class 2 ($16,980)
C000087788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Principal Large Cap Growth Fund Class 1 ($39,287)
C000087789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Principal Large Cap Growth Fund Class 2 ($38,333)
C000087810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – T. Rowe Price Large Cap Value Fund Class 1 ($25,728)
C000087811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – T. Rowe Price Large Cap Value Fund Class 2 ($25,095)
C000088775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund Class 1 ($27,646)
C000088776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund Class 2 ($26,971)
C000055687
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund Class 3 ($27,304)
C000087802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Wellington Large Cap Value Fund Class 1 ($27,663)
C000087803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Wellington Large Cap Value Fund Class 2 ($26,977)
C000087800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Mid Cap Growth Fund Class 1 ($31,551)
C000087801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Mid Cap Growth Fund Class 2 ($30,773)
C000087794
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Select Large Cap Growth Fund Class 1 ($34,892)
C000087795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Select Large Cap Growth Fund Class 2 ($34,011)
C000088787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Emerging Markets Fund Class 1 ($20,178)
C000088788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Emerging Markets Fund Class 2 ($19,672)
C000055695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Emerging Markets Fund Class 3 ($19,911)
C000088757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Large Cap Growth Fund Class 1 ($44,009)
C000088758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Large Cap Growth Fund Class 2 ($42,946)
C000055677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Large Cap Growth Fund Class 3 ($43,466)
C000098158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Large Cap Index Fund Class 1 ($38,712)
C000098159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Large Cap Index Fund Class 2 ($37,758)
C000055685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Large Cap Index Fund Class 3 ($38,238)
C000088763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Overseas Core Fund Class 1 ($21,233)
C000088764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Overseas Core Fund Class 2 ($20,701)
C000055680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Overseas Core Fund Class 3 ($20,968)
C000088767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 ($32,695)
C000088768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 ($31,898)
C000055682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 ($32,293)
C000196698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 ($26,890)
C000196699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 ($26,360)
C000088771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 1 ($27,005)
C000088772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 2 ($26,336)
C000055684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 3 ($26,661)
C000088769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 ($31,537)
C000088770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 ($30,756)
C000055683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 ($31,135)
C000088779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Small Cap Value Fund Class 1 ($22,063)
C000088780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Small Cap Value Fund Class 2 ($21,521)
C000055689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Select Small Cap Value Fund Class 3 ($21,802)
C000097668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 ($79,329)
C000097669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 ($77,343)
C000088789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Core Equity Fund Class 1 ($33,667)
C000088790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Core Equity Fund Class 2 ($32,845)
C000055696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Core Equity Fund Class 3 ($33,251)
C000087792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners International Core Equity Fund Class 1 ($18,580)
C000087793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners International Core Equity Fund Class 2 ($18,120)
C000087832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners International Growth Fund Class 1 ($16,705)
C000087833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners International Growth Fund Class 2 ($16,306)
C000087834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners International Value Fund Class 1 ($20,119)
C000087835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners International Value Fund Class 2 ($19,610)
C000087812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Small Cap Growth Fund Class 1 ($21,570)
C000087813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Small Cap Growth Fund Class 2 ($21,042)
C000088781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Small Cap Value Fund Class 1 ($20,279)
C000088782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Small Cap Value Fund Class 2 ($19,781)
C000055690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Small Cap Value Fund Class 3 ($20,034)
Without Sales Load [Member] | C000087808
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%	6.60%		5.70%
Without Sales Load [Member] | C000087809
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%	6.36%		5.44%
Without Sales Load [Member] | C000087788
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%	10.47%		14.66%
Without Sales Load [Member] | C000087789
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	10.20%		14.38%
Without Sales Load [Member] | C000087810
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%	10.43%		9.91%
Without Sales Load [Member] | C000087811
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	10.15%		9.64%
Without Sales Load [Member] | C000088775
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.65%		10.70%
Without Sales Load [Member] | C000088776
Average Annual Return [Line Items]
Average Annual Return, Percent	2.00%	9.37%		10.43%
Without Sales Load [Member] | C000055687
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	9.51%		10.57%
Without Sales Load [Member] | C000087802
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	11.26%		10.71%
Without Sales Load [Member] | C000087803
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%	10.97%		10.43%
Without Sales Load [Member] | C000087800
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%	7.16%		12.18%
Without Sales Load [Member] | C000087801
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%	6.89%		11.90%
Without Sales Load [Member] | C000087794
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	2.05%		13.31%
Without Sales Load [Member] | C000087795
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%	1.78%		13.02%
Without Sales Load [Member] | C000088787
Average Annual Return [Line Items]
Average Annual Return, Percent	31.17%	(1.13%)		7.27%
Without Sales Load [Member] | C000088788
Average Annual Return [Line Items]
Average Annual Return, Percent	30.87%	(1.37%)		7.00%
Without Sales Load [Member] | C000055695
Average Annual Return [Line Items]
Average Annual Return, Percent	31.02%	(1.26%)		7.13%
Without Sales Load [Member] | C000088757
Average Annual Return [Line Items]
Average Annual Return, Percent	16.14%	14.04%		15.97%
Without Sales Load [Member] | C000088758
Average Annual Return [Line Items]
Average Annual Return, Percent	15.85%	13.75%		15.69%
Without Sales Load [Member] | C000055677
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%	13.90%		15.83%
Without Sales Load [Member] | C000098158
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%	14.13%		14.49%
Without Sales Load [Member] | C000098159
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	13.84%		14.21%
Without Sales Load [Member] | C000055685
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%	13.98%		14.35%
Without Sales Load [Member] | C000088763
Average Annual Return [Line Items]
Average Annual Return, Percent	38.26%	9.19%		7.82%
Without Sales Load [Member] | C000088764
Average Annual Return [Line Items]
Average Annual Return, Percent	37.96%	8.92%		7.55%
Without Sales Load [Member] | C000055680
Average Annual Return [Line Items]
Average Annual Return, Percent	38.03%	9.05%		7.69%
Without Sales Load [Member] | C000088767
Average Annual Return [Line Items]
Average Annual Return, Percent	28.27%	13.59%		12.58%
Without Sales Load [Member] | C000088768
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%	13.32%		12.30%
Without Sales Load [Member] | C000055682
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%	13.46%		12.44%
Without Sales Load [Member] | C000196698
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%	13.57%	13.18%
Without Sales Load [Member] | C000196699
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%	13.30%	12.90%
Without Sales Load [Member] | C000088771
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%	11.18%		10.44%
Without Sales Load [Member] | C000088772
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.90%		10.17%
Without Sales Load [Member] | C000055684
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%	11.03%		10.30%
Without Sales Load [Member] | C000088769
Average Annual Return [Line Items]
Average Annual Return, Percent	15.14%	7.53%		12.17%
Without Sales Load [Member] | C000088770
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	7.26%		11.89%
Without Sales Load [Member] | C000055683
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	7.40%		12.03%
Without Sales Load [Member] | C000088779
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	8.94%		8.23%
Without Sales Load [Member] | C000088780
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%	8.66%		7.97%
Without Sales Load [Member] | C000055689
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%	8.80%		8.11%
Without Sales Load [Member] | C000097668
Average Annual Return [Line Items]
Average Annual Return, Percent	34.70%	18.71%		23.01%
Without Sales Load [Member] | C000097669
Average Annual Return [Line Items]
Average Annual Return, Percent	34.37%	18.42%		22.70%
Without Sales Load [Member] | C000088789
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%	13.32%		12.91%
Without Sales Load [Member] | C000088790
Average Annual Return [Line Items]
Average Annual Return, Percent	13.14%	13.04%		12.63%
Without Sales Load [Member] | C000055696
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%	13.18%		12.77%
Without Sales Load [Member] | C000087792
Average Annual Return [Line Items]
Average Annual Return, Percent	24.85%	7.29%		6.39%
Without Sales Load [Member] | C000087793
Average Annual Return [Line Items]
Average Annual Return, Percent	24.55%	7.02%		6.12%
Without Sales Load [Member] | C000087832
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	1.61%		5.26%
Without Sales Load [Member] | C000087833
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	1.36%		5.01%
Without Sales Load [Member] | C000087834
Average Annual Return [Line Items]
Average Annual Return, Percent	35.15%	10.39%		7.24%
Without Sales Load [Member] | C000087835
Average Annual Return [Line Items]
Average Annual Return, Percent	34.84%	10.14%		6.97%
Without Sales Load [Member] | C000087812
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%	1.20%		7.99%
Without Sales Load [Member] | C000087813
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	0.94%		7.72%
Without Sales Load [Member] | C000088781
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	6.86%		7.33%
Without Sales Load [Member] | C000088782
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	6.60%		7.06%
Without Sales Load [Member] | C000055690
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	6.73%		7.20%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($22,438)
Average Annual Return, Percent	33.57%	4.20%		8.42%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($22,438)
Average Annual Return, Percent	33.57%	4.20%		8.42%
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) ($22,438)
Average Annual Return, Percent	33.57%	4.20%		8.42%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%		14.59%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($28,651)
Average Annual Return, Percent	17.88%	14.42%	14.08%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($28,651)
Average Annual Return, Percent	17.88%	14.42%	14.08%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($30,302)
Average Annual Return, Percent	22.34%	11.19%		11.72%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($30,302)
Average Annual Return, Percent	22.34%	11.19%		11.72%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%		14.82%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%		8.18%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%		14.29%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%		5.70%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%		5.70%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($25,421)
Average Annual Return, Percent	11.05%	9.83%		9.78%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($25,421)
Average Annual Return, Percent	11.05%	9.83%		9.78%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($25,421)
Average Annual Return, Percent	11.05%	9.83%		9.78%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($32,448)
Average Annual Return, Percent	8.66%	6.65%		12.49%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($32,448)
Average Annual Return, Percent	8.66%	6.65%		12.49%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($52,906)
Average Annual Return, Percent	18.56%	15.32%		18.13%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%		10.53%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($25,421)
Average Annual Return, Percent	11.05%	9.83%		9.78%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($25,421)
Average Annual Return, Percent	11.05%	9.83%		9.78%
Columbia Threadneedle: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($25,421)
Average Annual Return, Percent	11.05%	9.83%		9.78%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($32,448)
Average Annual Return, Percent	8.66%	6.65%		12.49%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($32,448)
Average Annual Return, Percent	8.66%	6.65%		12.49%
Columbia Threadneedle: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($32,448)
Average Annual Return, Percent	8.66%	6.65%		12.49%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%		9.27%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%		9.27%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%		9.27%
Columbia Threadneedle: MSCI World Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Information Technology Index (Net) ($71,942)
Average Annual Return, Percent	23.50%	17.71%		21.81%
Columbia Threadneedle: MSCI World Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Information Technology Index (Net) ($71,942)
Average Annual Return, Percent	23.50%	17.71%		21.81%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%		7.42%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%		7.42%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($23,004)
Average Annual Return, Percent	42.25%	13.36%		8.69%
Columbia Threadneedle: MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) ($23,004)
Average Annual Return, Percent	42.25%	13.36%		8.69%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($24,949)
Average Annual Return, Percent	13.01%	3.18%		9.57%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($24,949)
Average Annual Return, Percent	13.01%	3.18%		9.57%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%		9.27%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%		9.27%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%		9.27%